Fair Value of Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2026
Fair Value of Financial Instruments [Abstract]
Schedule of Company’s Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis

Set out below are the Company’s financial assets and financial liabilities which are measured at fair value on a recurring basis by level:

	July 31, 2026	Level 1	Level 2	Level 3
	$	$	$	$
FINANCIAL ASSETS
ASSETS
Cash	282,146	282,146	-	-

	July 31, 2025	Level 1	Level 2	Level 3
	$	$	$	$
FINANCIAL ASSETS
ASSETS
Cash	46,469	46,469	-	-

Schedule of Remaining Contractual Maturities of the Financial Instruments	The amounts are gross and undiscounted and include contractual interest payments.

	July 31, 2026	Less than 1 year	1 to 2 years	3 to 5 years	More than 5 years
	$	$	$	$	$
Accounts payable	6,971,443	6,971,443	-	-	-
Loans payable	71,329	71,329	-	-	-
Convertible notes	386,868	386,868	-	-	-
	7,429,640	7,429,640	-	-	-

Schedule of Financial Instruments

The Company’s financial instruments were denominated as follows as of July 31, 2026.

	CA$	US$
Cash	395,555	-
Accounts receivable (exclude GST receivable)	76,913	35,000
Deposits	-	44,000
Accounts payable and accrued liabilities	(3,108,449)	(4,754,212)
Note payable	(100,000)	-
Current portion of convertible notes	(527,728)	-
	(3,263,709)	(4,675,212)
Rate to convert to $1.00 CA$	1.00	1.40
Equivalent to CA$	(3,263,709)	(6,554,413)